Description of Business and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Finite-Lived Intangible Assets	The estimated useful lives of the Company’s intangible assets are as follows:

Patents and licenses	3 – 11 years
Computer software	3 – 5 years
Developed technology	1 – 8 years
Customer relationships	1 – 6 years
Information related to intangible assets is as follows:

	As of March 31,
	Gross Carrying Amount		Accumulated Amortization		Net Carrying Value		Weighted Average Remaining Life
(in millions except for years)	2025	2024	2025	2024	2025	2024	2025	2024
Patents & licenses	$146	$179	$117	$144	$29	$35	5.0	5.6
Developed technology	139	157	139	156	—	1	—	0.1
Customer relationships	—	2	—	2	—	—	—	—
Computer software	356	329	234	214	122	115	2.1	2.8
Intangible assets subject to amortization	641	667	490	516	151	151
Intangible assets under development	—	1	—	—	—	1	—	—
Total intangible assets	$641	$668	$490	$516	$151	$152
Information regarding amortization expense for intangible assets is as follows:

	Fiscal Years Ended March 31,
(in millions)	2025	2024	2023
Cost of sales	$2	$6	$4
Research and development	64	57	53
Selling, general and administrative	21	23	36
Total amortization expense	$87	$86	$93

Schedule of Property and Equipment Useful Lives
Estimated useful lives of the Company’s property and equipment are as follows:

Leasehold improvements	Shorter of 5 – 10 years or the remaining lease term
Equipment	3 – 6 years
Fixtures and vehicles	3 – 5 years
Information regarding property and equipment, net is as follows:

	As of
(in millions)	March 31, 2025	March 31, 2024
Leasehold improvements	$167	$159
Equipment	603	388
Fixtures and vehicles	47	43
Construction in progress	41	16
Total property and equipment, gross	858	606
Less: Accumulated depreciation	(464)	(391)
Total property and equipment, net	$394	$215